Note Payable (Details) - SBA Loan [Member] - USD ($)	1 Months Ended	12 Months Ended
	May 26, 2021	Jul. 31, 2022	Apr. 30, 2020
Note Payable (Details) [Line Items]
Obtained loan			$ 722,726
Interest rate			98.00%
Extinguishment of debt income	$ 722,726
Extinguishment of debt income maturity date		Jul. 31, 2021